Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative	4,622,624	2,521,837
Selling and marketing	213,738	50,085
Research and development	335,445	190,482
Total operating expenses	5,171,807	2,762,404
Operating loss	(5,171,807)	(2,762,404)
Other expense
Other income	19,046
Interest expense	(403,578)	(245,343)
Total other expense	(384,532)	(245,343)
Loss before provision for income taxes	(5,556,339)	(3,007,747)
Provision for income taxes
Net loss	(5,556,339)	(3,007,747)
Preferred stock dividends	(34,005)	(34,005)
Net loss attributable to common stockholders	$ (5,590,344)	$ (3,041,752)
Net loss attributable to common stockholders per common share - basic and diluted	$ (0.03)	$ (0.02)
Weighted average number of common shares outstanding, basic and diluted	204,486,058	191,593,774